Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Loss Per Share
Net loss	$ (1,365)	$ (1,109)	$ (1,188)	$ (1,044)	$ (909)	$ (803)	$ (733)	$ (5,871)	$ (3,485)	$ (117)	$ (1,279)	$ (816)	$ (1,125)	$ (4,019)	$ (3,141)	$ (4,250)	$ (10,892)	$ (3,337)
Weighted average shares outstanding-basic and diluted	16,345,579		15,756,346											16,310,967	15,366,841	15,557,969	13,431,661	11,069,342
Net loss per share-basic and diluted (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.10)	$ (0.07)	$ (0.14)	$ (0.25)	$ (0.20)	$ (0.27)	$ (0.81)	$ (0.30)
Employee and non-employee stock options
Number of outstanding common shares not included in calculation of diluted net loss per share
Number of outstanding common shares not included in calculation of diluted net loss per share	1,186,000		848,000											1,186,000	848,000	1,261,000	813,000	598,000
Common shares issuable to underwriters under purchase option agreements
Number of outstanding common shares not included in calculation of diluted net loss per share
Number of outstanding common shares not included in calculation of diluted net loss per share	103,125		103,125											103,125	103,125